Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2018
Financial Instruments and Fair Value Measurements [Abstract]
Fair Value, Assets Measured on a Recurring and Non-Recurring Basis
Recurring measurements:	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Investment in affiliate – Heidmar (Note 10)	$-	$-	$34,000
Total	$-	$-	$34,000